Financial Statement Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Reverse Stock Split

On October 7, 2013, Signature Nevada filed Amended and Restated Articles of Incorporation in Nevada to effect a one-for-ten reverse stock split (the “Reverse Split”) of its authorized, issued and outstanding shares of common stock (the “Old Common Stock”). Effective October 15, 2013, as a result of the Reverse Split, Signature Nevada’s authorized common stock was reduced from 665,000,000 to 66,500,000, and every ten shares of Old Common Stock held by a stockholder were exchanged for one share of new common stock (the “New Common Stock”), with each fractional share rounded up to the nearest whole number. Immediately prior to the Reverse Split, Signature Nevada had 122,116,451 shares of Old Common Stock outstanding, and immediately following completion of the Reverse Split, 12,213,219 shares of New Common Stock were issued and outstanding. In the Reverse Split, fractional share interests of New Common Stock were rounded up to the nearest whole number. The New Common Stock traded on the OTCQX under the trading symbol ‘SGRH,’ and prior to the Rights Offering under the trading symbol ‘SGGH.’ On April 21, 2015, our common stock began trading on the Nasdaq Stock Exchange (“NASDAQ”) under the symbol ‘RELY’ as part of the NASDAQ Global Select Market. See Note 16—Subsequent Events for additional information about our common stock. All common stock share and per share information in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect retrospective application of the Reverse Split, unless otherwise indicated.

Use of Estimates

Use of estimates

Management has made a number of estimates and assumptions relating to the reporting of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities to prepare these consolidated financial statements in accordance with GAAP. Significant areas requiring the use of management estimates relate primarily to revenue recognition, allowance for doubtful accounts, sales returns and allowances, sales incentives, valuation of long-lived assets, litigation reserves, valuation of deferred income taxes, and the loan repurchase reserve. Actual results could differ from those estimates.

Fair Value Measurements

Fair value measurements

GAAP defines fair value as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date, and establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The accounting guidance describes three levels of inputs that may be used to measure fair value:

—	Level 1 — Quoted prices in active markets for identical assets or liabilities.
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Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Revenue Recognition

Revenue recognition

Revenues from product sales are recognized after collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists, the sales price is fixed and determinable, including passage of title to the customer and transfer of the risk of loss related to those goods. Revenues are reported on a net sales basis, which is computed by deducting amounts related to product returns, discounts and allowances, and sales incentives from gross sales. Amounts billed to customers for shipping and handling are included in net sales and costs incurred related to shipping and handling are included in cost of goods sold.

Management records a reduction to gross sales for returns and allowances based on estimated customer returns and allowances, which is influenced by historical experience. The actual amount of sales returns and allowances realized may differ from these estimates. Management closely monitors sales returns and allowances and updates estimates based on recent trends. Changes in estimates are recorded in the period of the revision. The aggregate of sales returns and allowances was approximately 4.0%, 3.9% and 4.5% of gross sales in the years ended December 31, 2014, 2013 and 2012, respectively, and were reported in discontinued operations.

NABCO offers incentive programs to select customers based on purchase volumes. These incentive programs are individually negotiated with customers and contain a variety of different terms and conditions, including incentives calculated using tiered volume milestones and as a flat percentage of purchases. Incentives may be payable monthly, quarterly, or annually. The calculation of accrued incentives involves significant management estimates, especially where the terms of the incentive program involve tiered volume milestones. Incentives are accrued monthly based on estimates derived from expected annual sales, current program requirements, and historical experience, and are included in revenues and trade payables in discontinued operations.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash on deposit at financial institutions and other short-term liquid investments. Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid investment instruments with maturities of three months or less at the acquisition date are classified as cash equivalents. Cash that is subject to legal restrictions or is unavailable for general operating purposes is classified as restricted cash.

Securities

Securities

Investment securities classified as available for sale are carried at their estimated fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income (loss) and reported as a separate component of stockholders’ equity, net of taxes. Unrealized losses that are other-than-temporary are recognized in earnings. Realized investment gains and losses are included in operating revenues in Special Situations.

The Company performs a quarterly assessment of investment securities, available for sale with unrealized losses to determine whether the decline in the fair value of these securities below their cost basis is other-than-temporary. If a decline in fair value is judged to be other-than-temporary, the cost basis of the individual security is written down to estimated fair value, which then becomes the new cost basis. The new cost basis is not adjusted for subsequent recoveries in fair value. During the years ended December 31, 2014, 2013 and 2012, the Company recognized credit-related other-than-temporary impairment on investment securities, available for sale of zero, zero, and $0.6 million, respectively.

The Company classifies nonmarketable equity securities in other noncurrent assets, or other current assets when the securities are held for sale, and are carried at the lower of cost or market. During the years ended December 31, 2014, 2013 and 2012, the Company recognized zero, $0.6 million and zero, respectively, of other-than-temporary impairment on nonmarketable equity securities.

No securities are included in the Company’s consolidated balance sheet as of December 31, 2014.

Trade Accounts Receivable, Net

Trade accounts receivable, net

Trade accounts receivable primarily arise from sales at NABCO and are included in discontinued operations. Management maintains an allowance for uncollectible accounts, which is determined based on the age of the receivable balances, adjusted for qualitative factors, such as past collection experience.

Inventory

Inventory

Inventory consists of goods acquired for resale and is stated at the lower of cost or market, primarily at NABCO and is reported in discontinued operations. Inventory costs are determined on a moving-average historical cost basis. Management estimates damaged inventory based on actual customer returns. Management regularly reviews the adequacy of inventory reserves and makes adjustments as necessary.

Loans Receivable, Net

Loans receivable, net

Loans receivable, net, consists of residential real estate loans, commercial real estate loans, commercial lines of credit and term debt. Loans receivable, net is reported at the principal amount outstanding, net of deferred fees and costs, if any, discounts or premiums, and the allowance for loan losses. The allowance for loan losses is increased by provisions charged against operations and reduced by loan amounts charged off. The allowance is maintained at a level considered adequate to provide for probable and inherent losses on loans receivable based on management’s evaluation of the portfolio. Future additions or reductions to the allowance for loan losses may be necessary based on changes in the amounts and timing of expected future cash flows due to changes in collateral values of the assets securing the loans receivable, general economic conditions and the financial condition of borrowers.

During 2013, the residential real estate loans were sold and the commercial loans were repaid in full. The remaining commercial real estate loans are classified as held for investment, based on the Company’s intent and ability to hold such loans for the foreseeable future, within other noncurrent assets.

Interest Income - Loans Receivable

Interest income — loans receivable

Interest income is accrued on the unpaid principal balance at each loan’s stated interest rate. Loans are placed on nonaccrual status when they become ninety or more days past due, after a troubled debt restructuring (“TDR”), after a borrower files for bankruptcy protection, or when management believes that, after considering general economic conditions and collection efforts, the borrower’s financial condition is such that collection of contractually due principal and interest is doubtful.

When a loan is placed on nonaccrual status, the accrued and unpaid interest is reversed as a reduction of interest income and accrued interest receivable. Interest income is subsequently recognized only to the extent cash payments are received or when the loan has been placed back on accrual status. Restructured loans may be returned to accrual status after exhibiting at least six months of current payment history, loans in nonaccrual status as a result of bankruptcy are returned to accrual status only after the bankruptcy case has been discharged or dismissed, and all other loans are returned to accrual status when they are no longer past due.

Allowance for Loan Losses

Allowance for loan losses

Loans receivable, net is comprised of one class of loans as of December 31, 2014 and 2013, commercial real estate loans. An allowance for loan losses is maintained at levels deemed adequate by management to provide for probable and inherent losses. Provisions for loan losses are added to, and charge-offs deducted from, the respective allowance for loan losses.

Commercial real estate loans are comprised of participation interests in multi-family real estate loans. The allowance for commercial real estate loan losses is primarily based on default assumptions, which are based, at least in part, on past loss experience, loan portfolio composition and risk, current economic conditions that may affect the borrower’s ability to pay, delinquencies and underlying collateral values. Commercial real estate loans are deemed uncollectible and charged off at the completion of foreclosure.

Loans receivable are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect scheduled payments of principal and interest when due according to the contractual terms of the loan agreements. Impairment is measured on a loan-by-loan basis by comparing the estimated fair value, less selling costs (“net realizable value”) of the underlying collateral against the recorded investment of the loan.

While management uses available information to estimate losses on loans receivable, future additions to the allowance for loan losses may be necessary, based on changes in estimates resulting from changes in economic and other conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revisions as more information becomes available.

Troubled Debt Restructurings

Troubled debt restructurings

TDRs are renegotiated loans where borrower concessions have been granted that the Company would not otherwise make. Concessions may include forbearance through interest rate reductions or interest only periods, and accrued but unpaid interest and advances may be added to the outstanding principal balance. The Company classifies TDRs as impaired loans and evaluates the need for an allowance for loan losses at the time of restructuring. An allowance for loan losses is based on the present value of estimated future cash flows, taking into consideration the estimated net realizable value of the underlying collateral. As of December 31, 2014 and 2013, there were no TDRs in the commercial loan portfolio.

Debt and Equity Offering Costs

Debt and equity offering costs

Debt and equity offering costs represents fees, costs and expenses associated with ongoing capital raising efforts. Fees, costs and expenses associated with completed debt offerings are amortized to interest expense over the life of the underlying instruments. Fees, costs and expenses associated with completed equity offerings are reclassified as a reduction of additional paid-in capital. Fees, costs and expenses associated with commitments that are not utilized or debt and equity offerings that are not completed are expensed in the period that the underlying commitment expires or offering is terminated.

Goodwill and Intangible Assets and Liabilities

Goodwill and intangible assets and liabilities

Goodwill arises from business combinations and represents the excess of the purchase price over the estimated fair value of net assets acquired and is analyzed for impairment annually in the fourth quarter. GAAP permits entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, as a basis for determining whether it is necessary to perform the quantitative impairment test of the two-step goodwill impairment test.

Intangible assets consist primarily of customer relationships and trade names, and intangible liabilities consist of lease intangibles recognized in business combinations. Intangible assets and liabilities with finite lives are amortized over their estimated useful lives, which represent the period over which the asset or liability is expected to contribute directly or indirectly to future cash flows. Intangible assets and liabilities with finite lives are reviewed for impairment whenever events and circumstances indicate the carrying value of such assets or liabilities may not be recoverable and exceed their fair value. The Company assesses qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. If an impairment loss exists, the carrying amount of the intangible asset is adjusted to a new cost basis. The new cost basis is amortized over the remaining useful life of the asset. Tests for impairment or recoverability require significant management judgment, and future events affecting cash flows and market conditions could adversely impact the valuation of these assets and result in impairment losses.

As of December 31, 2014 and 2013, no impairment has been recognized on intangible assets. As of December 31, 2014, $0.4 million of goodwill impairment related to Cosmed, Inc., a majority owned specialty cosmetics subsidiary of SGGH, has been recognized.

Common Stock Warrant Liability

Common stock warrant liability

In June 2010, Signature Nevada issued warrants to purchase an aggregate of 1.5 million shares of Signature Nevada’s common stock (the “Warrants”) for an aggregate cash purchase price of $0.3 million. The Warrants have a term of ten years and had an original exercise price of $10.30 per share. The Warrants include anti-dilution and pricing protection provisions that provide for a reduction in the exercise price of the Warrants if any common stock (or equivalents) of the Company are issued at a price per share less than the exercise price during the term of the Warrants, excluding issuances under the Amended and Restated 2006 Signature Group Holdings, Inc. Performance Incentive Plan (the “Incentive Plan”). As a result of the Equity Offering in December 2014, in which the Company issued shares for $6.17 per share, net of the underwriting discount, the exercise price of the Warrants was reduced to $6.17 as of December 31, 2014. The Warrants are financial instruments classified as derivative liabilities and are remeasured at fair value at each reporting date with changes in fair value reported through earnings. The exercise price of the Warrants was further reduced to $5.64 per share following the completion of the common stock portion of the Rights Offering in February 2015. See Note 16—Subsequent Events for additional information about the Rights Offering.

Income Taxes

Income taxes

Deferred income taxes are computed using the liability method, under which deferred income taxes represent the tax effect of differences between the financial and income tax bases of assets and liabilities. As a result of generating losses since 2006, among other factors, the Company has determined that sufficient uncertainty exists as to the realizability of all of its deferred tax assets and, as such, has placed a valuation allowance of $385.6 million and $375.0 million on its deferred tax assets as of December 31, 2014 and 2013, respectively. In the year ended December 31, 2014, the Company released $5.1 million of the deferred tax valuation allowance based on expected future taxable income. In future years, tax benefits and related deferred tax assets will be recognized if the Company considers realization of the net deferred tax assets to be more likely than not, or to the extent that deferred tax liabilities are recognized in connection with business combinations.

Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement.

Share-Based Compensation

Share-based compensation

Share-based compensation awards, which include awards of restricted common stock and common stock options, are expensed on a straight-line basis over the requisite service period based on their grant date fair value. Nonvested restricted common stock awards are not recorded as part of common stock in the consolidated balance sheets until they are earned, but because they are issued when granted, the shares are included as part of the total number of shares issued and outstanding in the parenthetical disclosure on the face of the consolidated balance sheets.

The fair value of awards of restricted common stock is determined based on the fair value of the Company’s common stock on the grant date. The fair value of common stock options containing only service conditions is estimated using the Black-Scholes option pricing model. The fair value of common stock options containing both service and market conditions is estimated using a trinomial lattice pricing model.

Comprehensive Income (Loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of net earnings (loss) attributable to Real Industry, Inc. and net unrealized gains on investment securities, available for sale, and is presented in the consolidated statements of comprehensive income (loss). Components of accumulated other comprehensive income consisted of unrealized gains on investment securities, available for sale as of December 31, 2012.

Variable Interest Entities

Variable interest entities

Fremont and its subsidiaries securitized mortgages in the form of real estate mortgage investment conduits. The Company evaluates each securitization trust for classification as a variable interest entity (“VIE”).  If the Company is a variable interest holder in a securitization classified as a VIE, which is usually due to an ownership of residual securities that were retained at the time of securitization, then the Company evaluates whether it may be the primary beneficiary.  The primary beneficiary is the party that has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. If the Company is determined to be the primary beneficiary of the VIE (i.e., the party with a controlling financial interest), the assets and liabilities of the VIE are required to be consolidated.  As of December 31, 2014, none of the securitization trusts meet the criteria for consolidation.

The estimated fair value and carrying value of the residual interests in unconsolidated securitization trusts is zero. Management based such assessment on the timing and amount of estimated future cash flows from the residual interests and information from servicers.

Discontinued Operations

Discontinued operations

GAAP requires the results of operations of a component of an entity that either has been disposed of or is classified as held for sale to be reported as discontinued operations in the consolidated financial statements. In order to be considered a discontinued operation, both the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of an entity and the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

In March 2007, Fremont exited the subprime residential real estate business and adopted a plan to dispose of substantially all of the assets related to such business. In late 2007 and early 2008, Fremont pursued various strategic initiatives, which included the sale of substantially all of its retail banking operations, including all of its branches and 100% of its deposits, closure of its mortgage servicing operations and sale of the related mortgage servicing rights. These strategic initiatives resulted in the Company classifying the remaining assets and liabilities of Fremont’s former retail banking and residential lending operation as discontinued operations, where they continue to be reflected.

In January 2015, the Company sold NABCO. As of December 31, 2014, discontinued operations includes the assets, liabilities and results of operations of NABCO and the legacy litigation, primarily home mortgage foreclosure cases in which the Company has no ongoing association with the mortgage or foreclosure, and a mortgage loan repurchase reserve that relates to the former businesses of Fremont. Refer to Note 13—Discontinued Operations for assets, liabilities, and financial results of the components of the Company designated as discontinued operations. Significant accounting policies specific to assets and liabilities of discontinued operations are described below.

Real Estate Owned, Net

Real estate owned, net

Real estate owned (“REO”) is comprised of property acquired through foreclosure, or deed in lieu of foreclosure, on loans secured by residential real estate. REO is recorded at net realizable value at the acquisition date. Estimated net realizable values are based on an evaluation of numerous factors, including appraisals or broker price opinions, Internet real estate websites, sales of comparable assets, and estimated market conditions.

No REO is included in the Company’s consolidated balance sheet as of December 31, 2014.

Repurchase Reserve

Repurchase reserve

Pursuant to Fremont’s subprime residential mortgage business, Fremont’s primary operating subsidiary FIL sold loans and made customary standard industry representations and warranties about the loans. SGGH, LLC may be required to repurchase certain loans should a court find that FIL breached certain representations and warranties provided to counterparties that purchased the loans. SGGH, LLC maintains a repurchase reserve pursuant to Topic 460, Guarantees and Topic 450, Contingencies, for the estimated losses expected to be incurred due to outstanding loan repurchase claims, as well as potential future loan repurchase claims. The reserve is based on historical repurchase settlements, expected future repurchase trends for loans sold in whole loan sale transactions, and the expected valuation of such loans when repurchased. The estimated reserve is based upon currently available information and is subject to known and unknown uncertainties using multiple assumptions requiring significant judgment. Actual results may vary significantly from the current estimate. The repurchase reserve is relieved when a claim is settled.

As a result of a New York State Court of Appeals case decided in June 2015, our estimate of the exposure to repurchase claims changed. See Note 16—Subsequent Events for additional information related to the repurchase reserve.

Recent Accounting Standards Update

Recent accounting standards update

In February 2013, the Financial Accounting Standards Board (“FASB”) issued accounting guidance (Topic 220, Other Comprehensive Income) that requires disclosure of information about the amounts reclassified out of accumulated other comprehensive income (“OCI”) by component. The accounting guidance also requires presentation, either on the face of the statements of operations or in the notes, significant amounts reclassified out of accumulated OCI by the respective line items of net income, but only if the amounts reclassified are required to be reclassified to net income in their entirety in the same reporting period under GAAP. For other amounts that are not required to be reclassified in their entirety to net income under GAAP, a cross-reference must be provided to other required disclosures that provide additional detail about those amounts. The accounting guidance, which will increase disclosures for the Company as outlined above, was effective January 1, 2013, and did not have a significant impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued accounting guidance (Topic 740, Income Taxes) to eliminate diversity in practice of presenting unrecognized tax benefits as a liability or presenting unrecognized tax benefits as a reduction of a deferred tax asset for a net operating loss or tax credit carryforward in certain circumstances, by requiring that an unrecognized tax benefit be presented in the financial statements as a reduction to deferred tax assets, excluding certain exceptions. The accounting guidance is effective prospectively for fiscal years beginning after December 15, 2013 and did not have a significant impact on the Company’s consolidated financial statements.

In April 2014, the FASB issued accounting guidance (Topic 250, Presentation of Financial Statements and Topic 360, Property, Plant and Equipment) that changes the criteria for reporting discontinued operations and enhances related disclosures. Under the new guidance, only disposals representing a strategic shift in operations are presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Additionally, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The new guidance is effective for annual reporting periods beginning after December 15, 2014, including interim reporting periods within that reporting period. Early adoption is permitted, but only for certain disposals. The new guidance is not expected to have a significant impact on the Company’s consolidated financial statements or disclosures.

In May 2014, the FASB issued accounting guidance (Topic 606, Revenue from Contracts with Customers) that supersedes existing revenue recognition guidance and most industry-specific revenue recognition guidance.  The new guidance is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The new guidance is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period and early application is not permitted.  The Company is currently assessing the impact of the new guidance on its consolidated financial statements and disclosures.

In June 2014, the FASB issued accounting guidance (Topic 718, Stock Compensation) on share-based compensation with performance targets. The new guidance provides that an equity grant performance target that affects vesting, and could be achieved after the requisite service period, be treated as a performance condition. The new guidance is effective for annual reporting periods beginning after December 15, 2015, including interim reporting periods within that reporting period.  Early adoption is permitted and entities may apply the new guidance either: a) prospectively to all awards granted or modified after the effective date; or b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The new guidance is not expected to have a significant impact on the Company’s consolidated financial statements or disclosures.

In November 2014, the FASB issued accounting guidance (Topic 815, Derivatives and Hedging) for hybrid financial instruments issued in the form of a share. The new guidance provides that an entity determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of relevant facts and circumstances. That is, an entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. In evaluating the stated and implied substantive terms and features, the existence or omission of any single term or feature does not necessarily determine the economic characteristics and risks of the host contract. Although an individual term or feature may weigh more heavily in the evaluation on the basis of facts and circumstances, an entity should use judgment based on an evaluation of all the relevant terms and features. The effects of initially adopting the new guidance will be applied on a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the new guidance is effective. Retrospective application is permitted to all relevant prior periods. The new guidance is effective for annual reporting periods beginning after December 15, 2015, including interim reporting periods within that reporting period. Early adoption, including adoption in an interim period, is permitted. If an entity early adopts the amendments in an interim period, any adjustments are reflected as of the beginning of the fiscal year that includes that interim period and early application is permitted.  The Company is currently assessing the impact of the new guidance on its consolidated financial statements and disclosures.

In November 2014, the FASB issued new accounting guidance (Topic 805, Business Combinations) on whether and at what threshold an acquired entity that is a business or nonprofit activity can apply pushdown accounting in its separate financial statements. The new guidance provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change-in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle in accordance with Topic 250, Accounting Changes and Error Corrections. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable.  This new guidance is effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change-in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle. The new guidance is not expected to have a significant impact on the Company’s consolidated financial statements or disclosures.